Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deferred Income Taxes [Line Items]
Applicable tax rate	26.50%	26.70%
Effective tax rate	0.90%	9.50%
Income tax recovery on the amortization expense of acquired intangible assets	$ 27,300,000
Tax provision	24,200,000	26,500,000
Unrecognized deferred tax assets	$ 14,249,000	4,806,000	$ 1,140,000
Tax Losses Carry Forward First Year of Expiration	2023
Tax Loss Carryforwards Maximum Period	9 years
Tax losses carried forward subject to expiration during first year	$ 401,500,000
Deferred tax liabilities for unremitted earnings	1,870,000,000	1,130,000,000
Canadian Non Capital Tax Losses
Disclosure Of Deferred Income Taxes [Line Items]
Unrecognized deferred tax assets	$ 129,200,000	100,200,000
Expiry term on non capital loss applied against earnings	20 years
Tax Losses Carry Forward First Year of Expiration	2034
Carry forward tax losses	$ 13,900,000
Foreign subsidiary non capital losses [Member]
Disclosure Of Deferred Income Taxes [Line Items]
Unrecognized deferred tax assets	1,490,000	1,190,000
Carried Forward for up to 9 years [Member]
Disclosure Of Deferred Income Taxes [Line Items]
Unrecognized deferred tax assets	$ 1,440,000	$ 1,170,000
Ontario [Member]
Disclosure Of Deferred Income Taxes [Line Items]
Applicable tax rate	11.50%
Quebec [Member]
Disclosure Of Deferred Income Taxes [Line Items]
Applicable tax rate	11.70%
Canada [Member]
Disclosure Of Deferred Income Taxes [Line Items]
Change in statutory tax rate	0.20%